DEBT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 30,000
Transaction cost	1,033
Prepaid expense	4,586	$ 473	$ 259
Secured project financing facility for Las Chispas Project [Member]
Disclosure of detailed information about borrowings [line items]
Maximum amount borrowed for project financing	120,000
Amount of borrowing drawn	30,000
Undrawn amount of credit agreement	$ 90,000
Borrowings, interest rate basis	Amounts borrowed under the facility incur interest at a rate of 6.95% per annum plus the greater of either 3-month LIBOR (or agreed upon equivalent) or 1.5%. Interest is payable quarterly, and the Company has the option to defer interest payments until after the availability period which, subject to the draw-down schedule noted above, is December 31, 2020 to August 31, 2022.
Percentage of arrangement fees paid	3.00%
Borrowing costs incurred	$ 3,600
Transaction cost	900
Prepaid expense	2,700
Additional borrowing costs incurred	531
Additional transaction costs	133
Additional prepaid expenses	398
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by August 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	30,000
Amount of borrowing drawn	60,000
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by December 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	30,000
Amount of borrowing drawn	90,000
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by August 31, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	30,000
Amount of borrowing drawn	$ 120,000
Secured project financing facility for Las Chispas Project [Member] | Debt prepaid before December 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of fees incurred on borrowings	4.00%
Secured project financing facility for Las Chispas Project [Member] | Debt prepaid before December 31, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of fees incurred on borrowings	3.00%
Secured project financing facility for Las Chispas Project [Member] | Debt prepaid before December 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of fees incurred on borrowings	1.50%